Premises and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Premises and Equipment	Premises and Equipment
The information presented within this Note excludes discontinued operations. Refer to Note 24, “Discontinued Operations” for further discussion regarding discontinued operations.
The following table summarizes the Company’s premises and equipment as of the dates indicated:

	As of December 31,		Estimated
	2022	2021	Useful Life
	(In thousands)		(In years)
Premises and equipment used in operations:
Land	$12,585	$12,814	N/A
Buildings	70,771	71,415	5-30
Equipment	35,085	46,324	3-5
Leasehold improvements	36,424	42,156	5-25
Total cost	154,865	172,709
Accumulated depreciation	(92,372)	(107,282)
Premises and equipment used in operations, net	62,493	65,427
Premises and equipment held for sale	—	15,128
Net premises and equipment (1)	$62,493	$80,555
(1)In connection with the Company’s acquisition of Century, the Company acquired $64.5 million in premises and equipment.
The Company recorded depreciation expense related to premises and equipment of $10.7 million, $11.6 million, and $12.7 million during the years ended December 31, 2022, 2021, and 2020, respectively.
During the year ended December 31, 2022, no properties were transferred to held for sale. During the year ended December 31, 2022, the Company sold five properties, four of which were acquired in connection with the Company’s acquisition of Century. The properties sold during year ended December 31, 2022 were included in premises and equipment held for sale as of December 31, 2021. The aggregate proceeds from such sales of premises and equipment were $17.3 million. In connection with these sales, the Company recognized a gain on sale of $1.4 million, which is included in other non-interest income in the Consolidated Statements of Income.Properties transferred to held for sale during the year ended December 31, 2021 amounted to $37.6 million, which included five branch locations, of which four were acquired in connection with the Company’s acquisition of Century. The Company recorded a $1.2 million loss, representing estimated costs to sell, on properties transferred to held for sale during the year ended December 31, 2021. During the year ended December 31, 2021, the Company sold three properties, two of which were acquired in connection with the Company’s acquisition of Century and one of which was included in premises held for sale as of December 31, 2020. The aggregate proceeds from sales of premises and equipment were $22.0 million during the year ended December 31, 2021. In connection with these sales, the Company recognized no significant gain or loss. No premises and equipment was transferred to held for sale or sold during the year ended December 31, 2020.